UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320
         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     April 25, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $73,609 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     1788    50623 SH       SOLE                    50623
ABBVIE INC. COM                COM              00287y109     2058    50473 SH       SOLE                    50473
ACCENTURE LTD                  COM              G1151C101     5610    73845 SH       SOLE                    73845
APPLE INC COM                  COM              037833100     2337     5279 SH       SOLE                     5279
BED BATH & BEYOND              COM              075896100     1507    23395 SH       SOLE                    23395
BERKSHIRE HATHAWAY 'B'         COM              084670702     5300    50865 SH       SOLE                    50865
CHECK POINT                    COM              M22465104     4183    89010 SH       SOLE                    89010
DISCOVERY COMM.                COM              25470f302     3626    52145 SH       SOLE                    52145
EBAY INC COM                   COM              278642103     2020    37260 SH       SOLE                    37260
EXPRESS SCRIPTS                COM              30219g108     3700    64215 SH       SOLE                    64215
FRANKLIN RES INC               COM              354613101     4702    31176 SH       SOLE                    31176
GILEAD SCIENCES                COM              375558103     3749    76600 SH       SOLE                    76600
GOOGLE INC CL A                COM              38259P508     5535     6969 SH       SOLE                     6969
GRAINGER WW                    COM              384802104     1797     7988 SH       SOLE                     7988
MCKESSON CORP                  COM              58155Q103     3838    35550 SH       SOLE                    35550
MICROS SYS INC.                COM              594901100     3667    80585 SH       SOLE                    80585
MICROSOFT                      COM              594918104     3584   125282 SH       SOLE                   125282
NIKE INC CLASS B               COM              654106103     3525    59740 SH       SOLE                    59740
QUALCOMM                       COM              747525103     3664    54729 SH       SOLE                    54729
VARIAN MED SYS                 COM              92220P105     1704    23661 SH       SOLE                    23661
VISA INC                       COM              92826C839     5716    33655 SH       SOLE                    33655